1933 Act Registration No. 333-260527
1940 Act Registration No. 811-23751

As filed with the Securities and Exchange Commission on May 22, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 7	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 10	[X]

FIRST AMERICAN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(651) 341-6064
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-17UL
Minneapolis, Minnesota 55402-7020

(Name and Address of Agent for Service)

Copies of Communications to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)

[ ] on (date) pursuant to paragraph (a)
[X] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Class Z shares of Treasury Reserve Fund

The information in this Prospectus is not complete and may be changed. We may not sell these securities under this Prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION PRELIMINARY PROSPECTUS DATED MAY 22, 2026

FIRST AMERICAN FUNDS®

usbancorp Asset Management, Advisor

Prospectus

______________, 2026

Money Market Funds

Class Z Shares

FUND	TICKER SYMBOL

Treasury Reserve Fund	[ ]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

Purchasing and Redeeming Fund Shares	15

Additional Information on Purchasing and Redeeming Fund Shares	17

Dividends and Distributions	18

Taxes	18

Additional Payments to Institutions	19

Staying Informed	20

Financial Highlights	20

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Fund Summary

Treasury Reserve Fund

Investment Objective

Treasury Reserve Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees
(fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses – to be updated by amendment
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[___%]
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	[___%]
Total Annual Fund Operating Expenses	[___%]
Less Fee Waivers[2]	[___%]
Net Expenses[2]	[___%]

[1]	Other Expenses are based on estimated amounts for the current fiscal year.

[2]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2027, so that total annual fund operating expenses, after waivers, do not exceed [___%]. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2027, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$	[___]
3 years	$	[___]

1	Prospectus –	First American Money Market Fund
Class Z Shares

Fund Summary

Treasury Reserve Fund continued

Principal Investment Strategies

Under normal market conditions,Treasury Reserve Fund invests in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the Guiding and Establishing National Innovation for U.S. Stablecoins Act (the “GENIUS Act”) and any regulations adopted thereunder (“eligible investments”). These eligible investments include U.S. Treasury bonds, notes and bills (“U.S. Treasury obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, and overnight repurchase agreements fully collateralized by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The fund does not invest in stablecoins.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Each risk summarized below is considered a “principal risk” of investing in the fund. The significance of any specific risk to an investment in the fund will vary over time, depending on the composition of the fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, regional tensions, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Significant transactions by large shareholders, including stablecoin issuers, may create liquidity challenges or disrupt portfolio management, potentially impacting the Fund’s performance.

2	Prospectus –	First American Money Market Fund
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Fund Summary

Treasury Reserve Fund continued

Large Shareholder Transactions Risk — The fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value (“NAV”) and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Stable NAV Risk — If the market value of one or more of the fund’s investments changes substantially, the fund may not be able to maintain a stable NAV of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

U.S. Treasury Obligations Risk — U.S. Treasury obligations have historically involved minimal risk of loss of principal if held to maturity. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s U.S. Treasury obligations to decline.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Stablecoin Reserve Risk — Shares of the fund are expected to be held primarily by one or more stablecoin issuers as reserve assets that back the stablecoins issued to their customers. Although the fund does not invest in stablecoins or stablecoin issuers, the fund’s assets may fluctuate based on the creation (minting) or redemption (burning) of stablecoins, which could result in periods of uncertainty and redemption pressures. Such activity may affect the fund’s ability to maintain a stable price per share, particularly during times of market stress or declining prices. Stablecoins are relatively new and stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to

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Class Z Shares

Fund Summary

Treasury Reserve Fund continued

redeem or purchase the fund’s shares. Regulatory developments under the GENIUS Act may also impact the fund’s operations and investment strategy. Because the fund intends to invest only in eligible investments, the fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments.

Fund Performance

As a new fund, past performance information is not available for the fund as of the date of this prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns based on net assets and comparing the fund’s performance to an index. Within a reasonable period of time after the fund commences operations, performance information will be available at www.firstamericanfunds.com or by calling 800-677-3863.

Investment Adviser

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds
Class Z Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem Class Z shares of the fund through your financial intermediary. If you have an account directly with the fund, you can purchase or redeem shares by contacting Investor Services at 800-677-3863.

The minimum initial investment in Class Z shares is $1 million. There is no minimum imposed upon additional investments.

Class Z shares of the fund are primarily expected to be held by stablecoin issuers as reserve assets that back stablecoins issued to their customers. Fund shares may also be held by investors who are not stablecoin issuers.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

The fund reserves the right to reject any purchase order and to close a shareholder’s account at any time.

Tax Information

Any dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds
Class Z Shares

More about the Fund

Investment Objective

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment adviser believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800-677-3863.

Principal Investment Strategies Applicable to the Fund

Under normal market conditions, Treasury Reserve Fund invests in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act and any regulations adopted thereunder. These eligible investments include U.S. Treasury obligations with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, and overnight repurchase agreements fully collateralized by U.S. Treasury obligations. The fund will provide shareholders with at least 60 days advance notice before changing this policy. The U.S. Treasury obligations in which the fund invests are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The fund does not invest in stablecoins.

The fund complies with Securities and Exchange Commission (SEC) regulations that apply to money market funds. These regulations require that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. However, due to its investment strategy, the fund does not intend to invest in securities with a remaining maturity of more than 93 days or issued with a maturity of more than 93 days, and therefore expects to have a weighted average portfolio life significantly less than 120 days. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allows the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s investment adviser to present minimal credit risk, which determination must include an analysis of the capacity of the security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund must comply with weekly liquidity standards that require the fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

The fund is a “government money market fund,” so it will invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully by

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More about the Fund

Principal Investment Strategies continued

cash or U.S. government securities. Government money market funds are exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. As a “government money market fund,” the fund values its securities using the amortized cost method. The fund will seek to maintain a stable value of $1.00 per share, however it cannot guarantee it will do so.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including the other money market funds advised by the fund’s investment adviser. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment adviser, the investment adviser reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment adviser. If the fund invests in money market funds advised by another investment adviser, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Potential Negative Interest Rates

In the event the fund has a negative gross yield as a result of negative interest rates (a “negative interest rate event”), it may be challenging or impossible to maintain a stable net asset value (NAV) of $1.00 per share. However, regulations that govern the operation of money market funds permit a fund, if experiencing a negative interest rate event, to seek to continue to provide a stable NAV of $1.00 per share by using a reverse distribution mechanism (RDM) which reduces the number of shares in proportion to that fund’s negative income. Shares may continue to have a NAV of $1.00 per share, but each shareholder would have fewer shares. The fund will use an RDM to cancel shares held by shareholders only if the fund’s board of trustees determines that using an RDM is in the best interests of the fund and its shareholders.

If the fund chooses to use an RDM to cancel fund shares, the fund’s per-share NAV may remain stable, but shareholders will lose money as a result of the fund’s negative gross yield. In the event that shares are canceled, tax treatment of distributions and shareholder basis is uncertain. You should consult with your tax advisor to determine whether you will experience any negative tax consequences as a result of the fund’s use of an RDM. Account statements will include disclosure regarding share cancellations if an RDM is used.

7	Prospectus –	First American Money Market Funds
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More about the Fund

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

●	Credit Risk	●	Redemption Risk
●	Cybersecurity Risk	●	Regulatory Risk
●	Income Risk	●	Repurchase Agreement Risk
●	Interest Rate Risk	●	Stablecoin Reserve Risk
●	Large Shareholder Transactions Risk	●	Stable NAV Risk
●	Liquidity Risk	●	U.S. Treasury Obligations Risk
●	Market Risk

Description of Principal Investment Risks

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the adviser has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities, U.S. Treasury obligations, or repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on

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More about the Fund

Description of Principal Investment Risks continued

markets and may expose fixed-income and related markets to heightened volatility. During periods when interest rates are low or there are negative interest rates, a fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns or a stable net asset value of $1.00 per share, as applicable.

Many financial instruments use or may use a floating rate which historically had been based on the London Interbank Offered Rate (“LIBOR”), which was the offered rate for short-term Eurodollar deposits between major international banks. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies and the transition to new reference rates continues. Markets in these new rates are developing, but questions around liquidity and how to appropriately mitigate any economic value transfer at the time of transition remain a concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Large Shareholder Transactions Risk. The fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value (“NAV”) and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The fund’s ability to achieve its investment objective may be impacted by one or more such events, and the securities in which the fund invests may underperform in comparison to other securities or asset classes due to a number of factors. These factors may include, but are not limited to, inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market and/or financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events or actions taken by governmental or quasi-governmental authorities in response to any of the foregoing or other factors or events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of geopolitical events such as war, terrorism, environmental disasters, natural disasters or events, cybersecurity events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such events. As a result, whether or not the fund invests in securities of issuers located in or with

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More about the Fund

Description of Principal Investment Risks continued

significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

In addition, controversy or uncertainty regarding the U.S. federal debt ceiling and the threat or occurrence of government shutdowns in the United States may adversely affect investor confidence, market liquidity and volatility, interest rates and the prices of U.S. Treasury and other securities. Failure to adjust the statutory debt limit could result in a default on payments on certain U.S. government securities. Legislative or regulatory actions (or inaction) affecting the U.S. government, its agencies or government-sponsored entities, or a decline in their creditworthiness, may adversely affect a fund’s investments and operations.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss. Significant transactions by large shareholders, including stablecoin issuers, may create liquidity challenges or disrupt portfolio management, potentially impacting the Fund’s performance.

Regulatory Risk. Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults on its obligation to repurchase securities, the fund may incur costs in disposing of the securities purchased and may experience losses if there is any delay in its ability to do so and/or the proceeds from the sale of the securities are less than the full repurchase price.

Stablecoin Reserve Risk. Shares of the fund are expected to be held primarily by one or more stablecoin issuers as reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the fund does not invest in stablecoins or stablecoin issuers, the fund’s assets are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins are relatively new and stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. Because the fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments with longer maturities.

Complex information technology and communications systems, such as the blockchain technologies associated with stablecoins, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely

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More about the Fund

Description of Principal Investment Risks continued

affect stablecoin issuers and, potentially, the fund and its shareholders. Stablecoins and the blockchain technologies associated with stablecoins are relatively new and still evolving. The fund, transfer agent, investment adviser and their affiliates will not be responsible for any loss in connection with the use of stablecoins or a related blockchain technology.

Stable NAV Risk. If the market value of one or more of the fund’s investments changes substantially, the fund may not be able to maintain a stable NAV of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

U.S. Treasury Obligations Risk. U.S. Treasury obligations have historically involved minimal risk of loss of principal if held to maturity. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s U.S. Treasury obligations to decline.

Disclosure of Portfolio Holdings.

After the fund commences operations, information concerning the fund’s portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, will be available on the fund’s website (www.firstamericanfunds.com) under “Portfolio Holdings.” This information typically will be available five business days after the end of each month and remain posted on the website for at least six months thereafter. The fund’s portfolio holdings will also be posted on this same page on a weekly basis, typically on the first business day of the week. This weekly information will generally reflect holdings as of the previous Thursday and remain posted on the website until the next publication date.

On each business day, the fund will post its levels of daily and weekly liquid assets and information on net inflows/outflows on the fund’s web page under “Our Money Market Funds.” This information will typically be as of the end of the preceding business day and remain posted on the website until the next publication date. This information will also be included for typically a six-month rolling period in the enhanced disclosure report found on this same page.

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

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Fund Management

Investment Adviser

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, which may include corporations, foundations, pensions, and retirement plans. As of March 31, 2026, U.S. Bancorp Asset Management had more than $435 billion in assets under management. As investment adviser, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of trustees.

The fund pays the investment adviser a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment adviser, after taking into account any fee waivers, for the fund’s most recently completed fiscal year.

Management fee
as a % of average
daily net assets
Treasury Reserve Fund	[___%]

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in U.S. Bancorp Asset Management’s sole discretion. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will be included in the shareholder report that covers the period in which the fund commences operations.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American money market funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment adviser. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to [___%], on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

12	Prospectus –	First American Money Market Funds
Class Z Shares

Fund Management

Investment Adviser continued

Custody Services. U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to [___%] of the aggregate average daily market value of all securities and cash held in the fund up to [$___], [___%] of the aggregate average daily market value of all securities and cash held in the fund for the next [$___], and [___%] of the aggregate average daily market value of all securities and cash held in the fund in excess of [$___].

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation and Services. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or adviser as described below under “Shareholder Information — Additional Payments to Institutions.”

In addition to the above services, upon request, U.S. Bancorp Asset Management or its affiliates may provide certain other services to shareholders at no extra charge, including servicing multiple accounts, providing detailed account information, or assisting with the specialized accounting and recordkeeping required under the Internal Revenue Code arbitrage rebate provisions that apply to the earnings on proceeds of tax-exempt bonds. Additional services or reporting may be available for a fee.

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

13	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Pricing of Fund Shares

The fund utilizes the amortized cost method of valuation to transact at a $1.00 share price. The fund’s net asset value (NAV) is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s NAV is normally expected to be $1 per share.

The NAV per share of each share class of the fund is calculated at the times listed below under “Calculating Net Asset Value.” If a purchase order is received on a business day by the deadline listed below under “Calculating Net Asset Value” and payment in federal funds is received by the fund by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time), then dividends will begin to accrue on the same business day that the wire purchase order is received. If a purchase order is received on a business day after the deadline specified above, you will begin to accrue dividends the next business day. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the fund by the close of the Federal Reserve wire transfer system that same day, your purchase may be canceled and you may be liable for any resulting losses or fees incurred by the fund, the transfer agent, or the fund’s custodian.

Redemption proceeds to be paid by wire will normally be paid to the domestic bank account designated in the current records of the fund’s transfer agent on the same day of the redemption order, if the redemption order is accepted in proper form by the transfer agent or a financial intermediary that has been authorized to accept orders on behalf of the fund, as described herein, by the deadline listed below under “Calculating Net Asset Value.” Redemption proceeds will normally be paid by the close of the Federal Reserve wire system (normally, 5:00 p.m. Central time). You will not earn a dividend on the day a redemption order is accepted.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Calculating Net Asset Value” below. Contact your financial intermediary to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Other Pricing Information

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early (an “Early Close”), the fund may also close trading early.

14	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Share Classes

The fund currently offers Class Z shares.

Class Z shares are offered at NAV, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Class Z shares of the fund are primarily expected to be held by stablecoin issuers as reserve assets that back stablecoins issued to their customers. Fund shares may also be held by investors who are not stablecoin issuers.

Some financial intermediaries may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial intermediary for more information.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website. Your purchase or redemption price for Class Z shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. You may purchase or redeem shares by calling your financial institution. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of fund shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

You may purchase or redeem Class Z shares of the fund through your financial intermediary or by contacting the fund. Additional information on redeeming shares through your financial intermediary can be found below under “Transactions through Financial Intermediaries.”

Shares of the fund are generally offered to persons in the United States and are also available for purchase in certain foreign jurisdictions through qualifying financial intermediaries.

The fund reserves the right to reject any purchase order and to close a shareholder’s account at any time.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial intermediary. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

15	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Funding of Redemptions. Under normal circumstances, the fund expects to meet redemption requests either by using cash it holds in its portfolio or by selling portfolio securities to generate cash. The fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redemptions in-kind”), if the amount redeemed is large enough to affect fund operations or the redemption request is made during stressed market conditions. See “Redemptions In-Kind” below for further information.

Suspension or Postponement of Redemptions. The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

●	if emergency conditions should exist, as specified in the Investment Company Act, or as determined by the SEC, as a result of which disposal of portfolio securities or determination of the NAV of the fund is not reasonably practicable;

●	for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

●	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

●	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of trustees were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act. Under Rule 22e-3, the fund would be required to notify the SEC prior to suspending redemptions in advance of a liquidation.

Purchases In-Kind. Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial intermediary or Investor Services at 800-677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

16	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:45 p.m. Central time on each business day that the fund is open, and the NAV is generally calculated at 1:00 p.m. Central time on days on which the bond markets have an “Early Close” (typically on the business day preceding a Federal holiday). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and their use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of trustees has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Escheatment

If your account is held directly with the fund and is later deemed “abandoned” or “unclaimed” under state law, the fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund’s transfer agent by mail or telephone, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund’s transfer agent and U.S. Bancorp Asset Management and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

17	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Additional Information on Purchasing and
Redeeming Fund Shares continued

Transactions through Financial Intermediaries and Timing of Orders

The fund has authorized one or more financial intermediaries to accept purchase and redemption orders on the fund’s behalf. Financial intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of the fund’s adviser, that have entered into agreements with the fund’s distributor, adviser, and/or transfer agent. Such financial intermediaries may be authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when such financial intermediary or, if applicable, such financial intermediary’s authorized designee, accepts the order. Such orders will be priced at the fund’s NAV next calculated after it is accepted by the financial intermediary. In such cases, if requested by a fund, a financial intermediary will be responsible for providing information with regard to the time that such order for purchase or redemption was received. Orders submitted through a financial intermediary that has not received such authorization to accept orders on the fund’s behalf will be priced at the fund’s NAV next calculated after the fund receives and accepts the order from the financial intermediary, which may not occur on the day you submitted the order to the financial intermediary. Since not all financial intermediaries have received such authorization, you may wish to contact your financial intermediary to determine if it has received such authorization.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial intermediary, or by calling Investor Services at 800-677-3863. You may change your election by writing or calling the transfer agent at least five days prior to the record date of the next distribution. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

18	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Taxes continued

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares, you will determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss will be treated as short-term capital gain or loss. If you choose not to adopt a simplified “NAV method” of accounting, any such capital gain or loss is long-term or short-term depending on whether your holding period in the shares sold exceeds one year. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on fund shares.

Additional Payments to Institutions

The adviser may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the adviser.

The adviser may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the adviser and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the adviser and/or the distributor in the fund’s SAI.

19	Prospectus –	First American Money Market Funds
Class Z Shares

Shareholder Information

Staying Informed

Shareholder Reports

The fund’s annual and semi-annual shareholder reports and Form N-CSR will include additional information about the fund’s investments and performance. The Form N-CSR will be on file with the SEC and will include the fund’s consolidated financial statements and, on an annual basis, the report of the independent registered public accounting firm. The reports will be made available on firstamericanfunds.com.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit any mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800-677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

Financial Highlights

As a new fund, financial highlights information is not available for the fund as of the date of this prospectus.

20	Prospectus –	First American Money Market Funds
Class Z Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

●	Information about your identity, such as your name, address, and social security number.

●	Information about your transactions with us.

●	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

●	Know who you are and prevent unauthorized access to your information.

●	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their adviser, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the
First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

800 Nicollet Mall, BC-MN-17TR

Minneapolis, MN 55402

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The fund’s Form N-CSR filings will contain the fund’s annual and semi-annual financial statements.

You can obtain a free copy of the fund’s most recent annual or semi-annual reports, once available, or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800-677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

Reports and other information about the fund will also be available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov.

SEC file number: 811-23751	PROMMZ ___/26

Preliminary Statement of Additional Information Dated May 22, 2026 Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

FIRST AMERICAN FUNDS TRUST

Statement of Additional Information

, 2026

Treasury Reserve Fund

Class Z Shares

(Ticker Symbol)

This Statement of Additional Information (“SAI”) relates to Treasury Reserve Fund (the “Fund”), which is a series of First American Funds Trust (the “Trust” or “FAF”). This SAI is not a prospectus, but should be read in conjunction with the Fund’s current prospectus dated ________, 2026 (“Prospectus”). This SAI is incorporated into the Fund’s Prospectus by reference. Because the Fund is newly organized, it does not yet have audited financial statements. To obtain copies of the Fund’s Prospectus or financial statements, when available, at no charge, write the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), 190 Middle Street, Suite 301, Portland, ME 04101, call Investor Services at 800 677-3863, or visit the Fund’s website at www.firstamericanfunds.com. Please retain this SAI for future reference.

i

Administrator	21
Transfer Agent	21
Distributor	21
Custodian and Independent Registered Public Accounting Firm	22
Proxy Voting	22
Portfolio Transactions	22
Description of the Trust’s Shares	24
Net Asset Value and Public Offering Price	26
Valuation of Portfolio Securities	26
Taxes	27
Additional Information about Purchasing and Redeeming Shares	28
Additional Charges	28
Receipt of Orders by Financial Intermediaries	28
Redeeming Shares by Telephone	28
Redeeming Shares by Mail	28
Redemption Before Purchase Instruments Clear	29
Research Requests	29
Financial Statements	29
Appendix A – Proxy Voting Policies and Procedures	30

ii

General Information

The Fund is a separate series of First American Funds Trust, which was established as a Massachusetts business trust on October 14, 2021. Effective December 22, 2023, First American Funds, Inc. (“FAF Inc.”), a Minnesota corporation, reorganized into the Trust and shareholders of FAF Inc. approved a reorganization into corresponding series of the Trust (the “Reorganization”).

As set forth in the Prospectus, the Trust is organized as a series fund and issues its shares in seven series (referred to collectively herein as the “Funds”). Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). The Fund is the series of the Trust to which this SAI relates.

The Fund only offers its shares in one share class: Class Z shares. Each share of the Fund represents an equal proportionate interest in the Fund.

The Fund’s Prospectus can be obtained at no charge by writing Quasar Distributors, LLC at 190 Middle Street, Suite 301, Portland, ME 04101, by calling First American Funds Investor Services at 800 677-3863, or by visiting the Fund’s website at www.firstamericanfunds.com.

Investment Restrictions

The Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

In addition to the investment objective and policies set forth in the Prospectus and under the caption “Additional Information Concerning Fund Investments” below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Fundamental Investment Restrictions

1.	The Fund will not purchase the securities of any issuer, if, as a result of such purchase, the Fund’s investments would be concentrated in any particular industry, except that the fund may invest without limitation in U.S. government securities. For purposes of this limitation, the U.S. Government and its political subdivisions are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

Except as otherwise noted below, the Fund will not:

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

With regard to the policy in 1 above, the Fund is a “government money market fund” as defined in Rule 2a-7. Accordingly, the Fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Thus, the Fund will not invest in any industry. For purposes of the Fund’s concentration limitation discussed above, as applicable, with respect to any investment in another money market fund, the Fund looks through to the holdings of such underlying money market fund.

For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The Fund is further limited in the amount of its borrowings by the non-fundamental investment restriction set forth in number 2 below under “Non-Fundamental Investment Restrictions.”

For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid a violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under “Additional Restrictions”) would be deemed to be loans.

Non-Fundamental Investment Restrictions

The following restrictions are non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without a shareholder vote. The Fund will not:

1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of the Fund’s total assets. The Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. The Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of its total assets in illiquid securities.

Additional Restrictions

The Fund may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).

FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the U.S. Securities and Exchange Commission (the “SEC”) under which short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by U.S. Bancorp Asset Management, Inc. (“USBAM” or the “Adviser”) or successors or assigns thereto.

FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Fund to participate in an interfund lending program pursuant to which the Fund and other funds advised by the Adviser or successors or assigns thereto may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) the Fund may not borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) the Fund may not lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, the Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending Fund on one business day’s notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the Fund.

The Fund is subject to the investment restrictions of Rule 2a-7 in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 calendar days from the date of purchase and to maintain a weighted average maturity of not more than 60 calendar days and a weighted average life of not more than 120 calendar days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities are securities (i) with remaining maturities of 397 calendar days or less that the Board or its delegee determines presents minimal credit risks to the Fund, which determination must include an analysis of the capacity of a security’s issuer or guarantor (including the provider of a conditional demand feature, when applicable) to meet its financial obligations. Such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (a) financial condition, (b) sources of liquidity, (c) ability to react to future market-wide and issuer- or guarantor- specific events, including the ability to repay debt in highly adverse situations; and (d) strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and the issuer or guarantor’s competitive position within its industry; (ii) that are issued by a registered investment company that is a money market fund; or (iii) that is a government security. The Adviser, pursuant to delegation by the Board, is responsible for determining that the Fund’s investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the Board. Note that while the Fund is subject to the maturity provisions of Rule 2a-7, as a principal investment strategy and under normal market conditions, the Fund limits its investments to U.S. Treasury bonds, notes and bills (“U.S. Treasury obligations”) with a remaining maturity of 93 days or less and overnight repurchase agreements fully collateralized by U.S. Treasury obligations.

Rule 2a-7 requires, among other things, that the Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security. The Fund must comply with weekly liquidity standards that require the Fund to hold at least 50% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The Fund must also comply with daily liquidity standards that require the Fund to hold at least 25% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The Fund is limited to investing no more than 5% of its total assets in illiquid securities.

Additional Information Concerning Fund Investments

The principal investment strategies of the Fund are set forth in the Fund’s current Prospectus under “Fund Summary.” This section describes in additional detail certain of the Fund’s principal investment strategies and other non-principal investment strategies. The Fund has attempted to identify investment strategies that will be employed in pursuing its investment objective. Additional information concerning the Fund’s investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation referred to in this SAI or in the Prospectus is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitation on borrowing from banks.

The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund’s portfolio are purchased with and payable in U.S. dollars.

Money Market Funds

The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. The Fund may do so as a non-principal investment strategy. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Fund may invest include other money market funds advised by the Adviser.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions as a principal investment strategy. A repurchase agreement transaction involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. The Fund may enter into repurchase agreement transactions involving U.S. government securities, which are deemed to be “collateralized fully,” as defined in Rule 5b-3(c)(1) of the 1940 Act. Transactions that are collateralized fully enable the Fund to look to the purchased securities, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. The Fund may only invest in overnight repurchase agreements collateralized by U.S. Treasury obligations. Irrespective of the type of securities purchased through a repurchase agreement, the Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities purchased in direct repurchase agreement transactions are held by the custodian bank until the respective agreements mature. The Fund may also invest in tri-party repurchase agreements. Securities purchased in tri-party repurchase agreement transactions are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement transaction. The market value of the purchased securities will be determined on each business day. If at any time the market value of the purchased securities falls below the repurchase price under the repurchase agreement transaction (including any accrued interest), the Fund will promptly receive additional securities (so the total value of purchased securities is an amount at least equal to the repurchase price plus accrued interest).

The Fund may engage in repurchase agreement transactions that are novated to the Fixed Income Clearing Corporation (“FICC”). FICC acts as the common counterparty to all repurchase agreement transactions that enter its netting system and guarantees that participants will receive their cash or securities (as applicable) back at the close of the repurchase agreement transaction. While this guarantee is intended to mitigate the counterparty risk and credit risk that exist in the case of a direct repurchase agreement transaction, the Fund is exposed to the risk of delays or losses in the event of a bankruptcy, other default, or non-performance by FICC or the FICC sponsoring member through which the Fund transacts.

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the purchased securities, which could involve costs or delays. Although purchased securities will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), the Fund would suffer a loss if the proceeds from the sale of the purchased securities were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreement transactions.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for the Fund. These investments include direct obligations of the U.S. Treasury, such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. The Fund may invest in U.S. Government securities only if they have been issued or guaranteed by the U.S. Treasury.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, which are known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. The Fund’s investments in STRIPS will be limited to components with maturities less than or equal to 93 days and the Fund will not actively trade such components.

Variable and Floating Rate Instruments

Certain of the obligations in which the Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). The Fund intends to only invest in variable or floating rate obligations that are U.S. Treasury securities with maturities of 93 days or less. Interest rates on these securities are ordinarily tied to, and represent a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally affords less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Variable or floating rate obligations may be combined with a put or demand feature (e.g., variable rate demand obligations or notes) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. Variable or floating rate obligations with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 93 calendar days in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis, although the Fund does not do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. The Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund’s net assets would be so invested.

Considerations Regarding Blockchain and Stablecoins

Although the Fund does not invest in stablecoins or other crypto assets, shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded seeks to ensure that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Stablecoins generally are a type of cryptocurrency that use blockchain or similar distributed ledger technology networks and are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar. Stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. The assets of the Fund are therefore expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of such stablecoins. Stablecoins may face periods of uncertainty and volatility, including as a result of events specific to a particular issuer (such as an issuer’s ability to maintain a consistent peg) or broader events unrelated to a specific stablecoin issuer (such as changes in general market or economic conditions or changes in laws or regulations impacting the regulation of stablecoin issuers or eligible reserves). This may result in the potential for rapid and/or unexpected requests by stablecoin issuers for redemption of the Fund’s shares (including requests by multiple stablecoin issuers at the same time) and could adversely affect the Fund, particularly if such redemptions occur in times of overall market turmoil or declining prices.

Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security and related risks and cyber incidents) that could adversely affect the Fund, its shareholders, stablecoin issuers, and intermediaries through whom shareholders purchase and redeem fund shares. The use of blockchain technology and technologies associated with stablecoins are relatively new and still evolving. The Fund, its service providers, including the Adviser, and their affiliates will not be responsible for any loss in connection with the use of blockchain technology by an intermediary or the use of stablecoins or a related blockchain technology. Shareholders should contact their intermediary about whether or how it uses blockchain technology and the associated risks.

Temporary Defensive Positions

For liquidity and to respond to unusual market conditions, the Fund may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the Fund from meeting its investment objective.

Recent Market Events

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks, public health emergencies and natural disasters), measures to address budget deficits, downgrading of sovereign debt, significant changes in oil and commodity prices, dramatic changes in currency exchange rates, trade policy changes or disputes (including the threat or actual imposition of tariffs) and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

Russia’s military invasion of Ukraine has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant.

On January 31, 2020, the United Kingdom (“UK”) left the European Union (“EU”) (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit has resulted in volatility in European and global markets and could have negative long-term impacts on financial markets in the UK and throughout Europe. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Portfolio Turnover

The Fund generally intends to hold its portfolio securities to maturity. In certain instances, however, the Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summaries” sections of the Fund’s Prospectus, the Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invests and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations.

Disclosure of Portfolio Holdings

Public Disclosure

Information concerning the Fund’s portfolio holdings as of the last business day of each month, as well as their weighted average maturity and weighted average life, will be available on the Fund’s website (www.firstamericanfunds.com). This information is typically available five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, the Fund will file more detailed portfolio information with the SEC on Form N-MFP no later than five business days after the end of each month, which becomes publicly available on the SEC’s website (www.sec.gov) 60 days after the end of the month to which the information pertains. The Fund’s annual and semi-annual shareholder report on Form N-CSR will contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund may publish complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

The Fund’s portfolio holdings also will be posted on the Fund’s website on a weekly basis, typically on the first business day of the week. This weekly information generally will reflect holdings as of the previous Thursday and remains posted on the website until the next publication date. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Fund’s procedures regarding the disclosure of Undisclosed Holdings Information.

Nonpublic Disclosure

The Board has adopted policies and procedures (the “Disclosure Policies”), which generally prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Fund’s website. Different exceptions to this prohibition may apply depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Adviser and Its Affiliates and to Fund Trustees

Undisclosed Holdings Information will be provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by the Adviser and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of the Adviser who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to the Adviser’s Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; and (2) the Fund’s Chief Compliance Officer (“CCO”) has determined that improper use of such information by such individuals is not likely to affect the Fund in any material respect.

Undisclosed Holdings Information also may be provided without prior approval to the Board and its service providers, such as counsel, as part of the materials for regular or special Board meetings.

Disclosure to Fund Service Providers and Prospective Service Providers

The Fund’s officers may authorize disclosure of Undisclosed Holdings Information to eligible service providers and prospective service providers where such service providers require the information in the normal course of business in order to provide services to the Fund, or in anticipation of providing such services in the future. Undisclosed Holdings Information may be provided, or otherwise made available, to the Adviser (as described above), custodians, auditors, accounting service providers, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, financial printers, pricing services, companies that provide analytical or statistical information, ratings and ranking agencies, entities that provide trading, research and other investment-related services, information aggregators, and financial intermediaries that include the Fund in their investment programs. The Undisclosed Holdings Information may be provided to eligible service providers as it is required, with any frequency and without any delay, provided that such organization has entered into a written agreement with the Fund, or the Fund’s authorized service providers, to maintain the information in confidence and to not use the information for any purpose other than the performance of its contractual responsibilities and duties.

Disclosure to Investors, Prospective Investors, and Investor Consultants

The Disclosure Policies provide that Undisclosed Holdings Information may be provided to individual and institutional investors, prospective investors, or investor consultants with the prior approval of the CCO in the specific instance. The CCO will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the CCO also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Adviser and its affiliates, on the other, which is presented by the request. If the CCO determines that there is a conflict of interest, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The CCO is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the Fund and its shareholders.

Disclosure as Required by Applicable Law

Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings

Designated spokespersons of the Fund may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the Fund’s website or filed with the SEC unless the recipient has entered into a written agreement with the Fund to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration

Neither the Fund, nor the Adviser or any affiliate, including the CCO or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

Chief Compliance Officer Reports to Fund Board

The CCO must provide a quarterly report to the Board addressing exceptions to these policies and procedures during the preceding quarter, if any.

Detective and Corrective Action

Employees report unauthorized release of Undisclosed Holdings Information to the CCO. The CCO will recommend an appropriate course of action in the event of an unauthorized release of Undisclosed Holdings Information.

Designee of Chief Compliance Officer

In the event of the absence or unavailability of the CCO, all of the obligations of the CCO may be performed by the Fund’s Deputy CCO or the Adviser’s Chief Counsel.

*****

The following is a list of persons, other than the Adviser and its affiliates, that have been approved to receive Undisclosed Holdings Information concerning the Fund:

Bloomberg Finance L.P.

FactSet Research Systems Inc.

SS&C Technologies Inc.

Trustees and Executive Officers

Set forth below is information about the Trustees and the officers of FAF. The Board consists entirely of Trustees who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Trustees”).

Independent Trustees

Name, Address* and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
David K. Baumgardner (1956)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since November 2021	Retired. Formerly, CFO, Smyth Companies, LLC (commercial package printing) (1990 to 2022). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Former Trustee and Chairman, GCUI Local 1B Health and Welfare Fund. Former Trustee, Graphic Arts Industry Joint Pension Trust. Former Chairman, Printing Industry of Minnesota Financial executives committee. Independent Trustee, First American Fund Complex since 2021 and since January 2016 with regard to the predecessor funds.	First American Funds Complex: 1 registered investment company, including 7 portfolios	None

James D. McDonald (1959)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since December 2023	Retired. Formerly, Executive Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2014-2023). Prior thereto, he was a Senior Vice President and Chief Investment Strategist at Northern Trust Investments, Inc. (2009-2014) and Director of Equity Research at Northern Trust Investments, Inc. (2001-2009). Prior thereto, Mr. McDonald was Director of Research at ABN AMRO in New York and Chicago (1994-2000) and an Equity Research Analyst at ABN AMRO following the Environmental Services Industry (1990-1994). He is a designated Certified Public Accountant in the state of Michigan. Independent Trustee, First American Fund Complex since 2023	First American Funds Complex: 1 registered investment company, including 7 portfolios	Trustee, Alpha Core Strategies Fund (since 2011); Trustee, Guardian Variable Products Trust (since October 2023)

Name, Address* and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
Jennifer J. McPeek (1970)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since November 2021	Independent advisor/consultant. Formerly, Chief Financial Officer, Russell Investments (2018-2019). Prior thereto, Chief Operating and Strategy Officer (2016-2017), Chief Financial Officer (2013-2016)
			and several other executive positions (2009-2013) at Janus Henderson Group plc and its predecessor company. Prior thereto, Senior Vice president of Strategic Planning, ING Investment Management - Americas Region (2005-2009). Ms. McPeek has also held directorships on four investment adviser and/or trust entities and holds the Chartered Financial Analyst designation. Independent Trustee, First American Fund Complex since 2021 and since September 2019 with regard to the predecessor funds.	First American Funds Complex: 1 registered investment company, including 7 portfolios	Director, Cboe Global Markets, Inc. (stock and commodity exchange holding company); Director, Cushman & Wakefield plc (United Kingdom-based global commercial real estate services firm)

Harpreet Saluja (1969)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of FAF since December 2023	Executive Vice President, Corporate Strategy & Business Development for Ecolab Inc. (2024-present). Formerly, Senior Vice President of Corporate Development and Planning, Eaton (2013-2024). Prior thereto, Ms. Saluja served in several other executive positions at Eaton, including Vice President, Corporate Development and Planning, Eaton (2008-2013). Independent Trustee, First American Fund Complex since 2023.	First American Funds Complex: 1 registered investment company, including 7 portfolios	Director, Primoris Services Corporation

Name, Address* and Year of Birth	Position Held with the Funds	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in FAF Overseen by Trustee	Other Directorships Held by Trustee[2]
P. Kelly Tompkins (1956)	Chair; Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF since January 2024; Trustee of FAF since November 2021	Senior Advisor to President Lee Fisher, Baldwin Wallace University (2025-present). Senior Advisor, Dix & Eaton (investor relations) (2018-present). Leader-in-Residence, Cleveland State University College of Law (2018-present). Formerly, Executive Vice President (2010-2017), Chief Operating Officer (2017), Chief Financial Officer (2015-2016), Cleveland-Cliffs, Inc. (formerly, Cliffs Natural Resources, Inc.). Prior thereto, Executive Vice President and Chief Financial Officer, RPM International, Inc. (2008-2010) (multinational manufacturing company). Independent Trustee, First American Fund Complex since 2021 and since September 2019 with regard to the predecessor funds.	First American Funds Complex: 1 registered investment company, including 7 portfolios	None
*	The address of each of the Trustees is First American Funds, 800 Nicollet Mall, BC-MN-17UL, Minneapolis, Minnesota, 55402, unless otherwise noted.

1	Includes each Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee’s qualifications to serve as a Trustee, which contributed to the conclusion that each Trustee should serve as a Trustee for FAF.

2	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	President	Re-elected by the Board annually; President of FAF since September 2024	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.

Lisa A. Isaacson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1970) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Chief Administrative Officer, U.S. Bancorp Asset Management, Inc. since August 2024; prior thereto, Managing Director of Strategic Initiatives, U.S. Bancorp Asset Management, Inc.

Jeffrey M. Plotnik U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1969) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since September 2024	Senior Managing Director of Money Market Funds Management, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2021	Head of Operations, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since October 2021	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.

Leo J. Karwejna U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976) [1]	Chief Compliance Officer and Anti-Money Laundering Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2024; Anti-Money Laundering Officer of FAF since April 2024	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since March 2024; prior thereto, Chief Compliance Officer of PFM Asset Management LLC.

Greg R. Kirchhoff U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1979) [1]	Deputy Chief Compliance Officer	Re-elected by the Board annually; Deputy Chief Compliance Officer of FAF since September 2024	Managing Director of Liquidity Fund Compliance, U.S. Bancorp Asset Management, Inc. since May 2024; Managing Director of Portfolio Compliance, U.S. Bancorp Asset Management, Inc. since September 2021; prior thereto, Managing Director of Operations, U.S. Bancorp Asset Management, Inc.

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since October 2021	Chief Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since October 2021	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.

[1]	Each are officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAF.

Board Leadership Structure

The Board is responsible for overseeing generally the operation of the Fund. The Board has approved an investment advisory agreement with USBAM, as well as other contracts with USBAM, its affiliates, and other service providers.

As noted above, the Board consists entirely of Independent Trustees. Taking into account the number, the diversity and the complexity of the funds overseen by the Trustees and the aggregate amount of assets under management in FAF, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Fund’s counsel and auditors, counsel to the Independent Trustees, if any, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.

The Fund is subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Fund reflects its responsibility to oversee generally, rather than to manage, the operations of the Fund. The actual day-to-day risk management with respect to the Fund resides with USBAM and the other service providers to the Fund. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Fund’s Chief Compliance Officer, who reports directly to the Board, and USBAM (including its Senior Business Line Risk Manager and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of USBAM and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or USBAM, its affiliates or other service providers.

Standing Committees of the Board of Trustees

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to FAF. All committee members are Independent Trustees. The Audit Committee and Governance Committee met two (2) and four (4) times, respectively, during the FAF’s fiscal year ended August 31, 2025.

	Committee Function	Committee Members

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	David K. Baumgardner (Chair) James D. McDonald Jennifer J. McPeek Harpreet Saluja P. Kelly Tompkins

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as trustees; reviewing the independence of all independent trustees; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of trustees, recommending to the Board the slate of trustees to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) trustee education (including developing an annual education calendar; monitoring independent trustee attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent trustees; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding trustee compensation and trustee expenses; monitoring trustee investments in the Funds; monitoring compliance with trustee retirement policies; reviewing compliance with the prohibition from serving on the board of trustees of mutual funds that are not part of FAF; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).	Jennifer McPeek (Chair) David K. Baumgardner James D. McDonald Harpreet Saluja P. Kelly Tompkins

The Governance Committee will consider shareholder recommendations for trustee nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing Trustees. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Tompkins) or the Chair of the Governance Committee (Ms. McPeek), in either case at First American Funds, 800 Nicollet Mall, BC-MN-17UL, Minneapolis, MN 55402. At a minimum, the recommendation should include:

●	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

●	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

●	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

●	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing trustees.

Trustee Ownership of Securities of the Funds or Adviser – to be updated by amendment

The information in the table below discloses the dollar ranges of (i) each Trustee’s beneficial ownership in the Trust and (ii) each Trustee’s aggregate beneficial ownership in the Funds, including in each case the value of fund shares elected by Trustees in the Trustees’ deferred compensation plan (as applicable). The Fund had not yet publicly offered any shares for sale as of December 31, 2025. Accordingly, no Trustee owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Exchange Act) any fund shares of the Fund as of December 31, 2025. The dollar range disclosed is based on the value of the securities as of December 31, 2025.

	Baumgardner	McDonald	McPeek	Saluja	Tompkins
Aggregate Holdings – FAF	—	—	—	—	—
Government Obligations Fund	—	—	—	—	—
Institutional Prime Obligations Fund	—	—	—	—	—
Retail Prime Obligations Fund	—	—	—	—	—
Retail Tax Free Obligations Fund	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—

The Fund had not yet publicly offered any fund shares for sale as of December 31, 2025. Accordingly, none of the Independent Trustees or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of December 31, 2025.

Trustee Qualifications

The Board has determined that each Trustee should serve as such based on several factors (none of which alone is decisive).

Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Trustees have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Trustee, which in each case contributed to the Board’s conclusion that the Trustee should serve as a trustee of the Funds, is provided in the “Independent Trustees” table above.

Experience, Qualifications, Attributes, Skills for Board Membership

David K. Baumgardner has served for four years as a trustee of the Funds, served for over seven years as a director of the predecessor funds, has more than 25 years of experience as a chief financial officer of other entities, and was formerly a Certified Public Accountant at a large regional accounting firm.

James D. McDonald has served for two years as trustee of the Funds, and has more than 25 years of management and/or leadership experience in the financial services industry and holds a Certified Public Accountant designation in the state of Michigan.

Jennifer J. McPeek has served for four years as a trustee of the Funds, served for over four years as a director of the predecessor funds, has more than 25 years of experience in the financial services industry, and currently serves on the board of a large, publicly traded company.

Harpreet Saluja has served for two years as trustee of the Funds, and has more than 25 years of management and/or leadership experience in the areas of corporate strategy, global M&A transactions and finance and currently serves on other boards.

P. Kelly Tompkins has served for four years as a trustee of the Funds, served for over four years as a director of the predecessor funds, and has more than 25 years of management and/or leadership experience at both private, public and non-profit institutions.

Trustee Compensation

Effective January 1, 2026, FAF pays Trustees who are not paid employees or affiliates of the Funds an annual retainer of $205,000 ($285,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $21,000 and the Governance Committee Chair receives an additional annual retainer of $18,000.

Trustees also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Trustees are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

The Funds do not provide any other pension or retirement benefits to Trustees.

The following table sets forth information concerning aggregate compensation paid to each Trustee of FAF (i) by FAF (column 2), and (ii) by FAF Inc. (column 5) during the fiscal year ended August 31, 2025. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2025

Name of Person, Position	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and FAF Paid to Trustees
David K. Baumgardner, Trustee	$ 215,000	-0-	-0-	$ 215,000
James D. McDonald, Trustee	195,000	-0-	-0-	195,000
Jennifer J. McPeek, Trustee	212,000	-0-	-0-	212,000
Harpreet Saluja, Trustee	195,000	-0-	-0-	195,000
P. Kelly Tompkins, Chair	270,000	-0-	-0-	270,000

Code of Ethics

FAF and USBAM have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. The FAF Code of Ethics is on public file with, and is available from, the SEC.

Investment Advisory and Other Services for the Fund – to be updated by amendment

Investment Adviser

Pursuant to an Investment Advisory Agreement, dated November 15, 2021, as amended (the “Advisory Agreement”), USBAM, 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment adviser and manager of the Fund. The Adviser is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, the nation’s fifth-largest commercial bank. U.S. Bank is, in turn, a wholly-owned subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp provides a wide range of financial services for consumers, businesses, government entities and other financial institutions. At December 31, 2025, U.S. Bancorp and its subsidiaries had consolidated assets of $692.3 billion, consolidated deposits of $522.2 billion and shareholders’ equity of $65.6 billion.

Under the terms of the Advisory Agreement, the Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to [ %] of the Fund’s average daily net assets (before any waivers).

The Advisory Agreement requires the Adviser to arrange, if requested by FAF, for officers or employees of the Adviser to serve without compensation from the Fund as Trustees, officers, or employees of FAF if duly elected to such positions by the shareholders or Trustees of FAF. The Adviser has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies, subject to review by the Board. The Adviser is also responsible for monitoring the performance of the various organizations providing services to the Fund, including the Fund’s distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board on the performance of such organizations. The Adviser will, at its own expense, furnish the Fund with the necessary personnel, office facilities, and equipment to service the Fund’s investments and to discharge its duties as investment adviser of the Fund.

In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its Trustees and officers with respect to such litigation. The Adviser will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Adviser other than liability for investments made by the Adviser in accordance with the explicit direction of the Board or the investment objectives and policies of the Fund. The Adviser has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Adviser.

[The Adviser has contractually agreed to limit fund expenses, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed certain amounts through December 31, 2027.] The Adviser may voluntarily waive or reimburse certain fees and expenses of the Fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. These voluntary waivers and reimbursements may be terminated at any time by the Adviser. In addition, with respect to such voluntary waivers or reimbursements, the Adviser may retain the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay fees to the Adviser for the past three fiscal years.

Additional Payments to Financial Intermediaries

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectus and elsewhere in this SAI, the Adviser may make additional payments out of its own assets to selected intermediaries that attract assets to the Fund (such as brokers, dealers, banks, registered investment advisers, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) pursuant to arrangements involving sales, distribution, shelf space, sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Fund to its customers. The Intermediary may elevate the prominence or profile of the Fund within the Intermediary’s organization by, for example, placing the Fund on a list of preferred or recommended funds, and/or granting the Adviser and/or the Distributor preferential or enhanced opportunities to promote the Fund in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus and described above because they are not paid by the Fund.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

The Adviser and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Adviser and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs, but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, [ %] of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates are eligible to receive payments that exceed [ %] of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

From time to time, the Adviser, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund, which may be in addition to marketing support and program servicing payments described above. For example, the Adviser may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing the Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

When not provided for in a marketing support or program servicing agreement, the Adviser and/or the Distributor may pay Intermediaries for enabling the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Adviser and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Adviser occasionally sponsors due diligence meetings for registered representatives during which it receives updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Adviser.

Certain affiliates of the Adviser and employees of the Adviser may receive cash compensation from the Adviser in connection with establishing new client relationships with the Fund. Total compensation of employees of the Adviser with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the Fund.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Adviser and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries eligible to receive one or more of the types of payments discussed above as of April 30, 2026:

American Enterprise Investment Services, Inc.

Ameriprise Financial Services, Inc.

Bank of America, N.A.

Bank of New York Mellon (The)

Bankers Trust Company

Blackrock Investments LLC

BofA Securities Inc.

BrokerTec Europe Limited

Brown Advisory Incorporated

Charles Schwab & Co., Inc.

Chicago Mercantile Exchange, Inc./ CME Shareholder Servicing LLC

Citibank N.A.

Comerica Bank

Copper River Advisors LLC

Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.

Fiduciary Trust Company International

Fifth Third Securities, Inc.

FIS Brokerage & Securities Services LLC

Goldman Sachs & Co. LLC

GWFS Equities, Inc.

HazelTree Fund Services Inc.

Institutional Bond Network

Institutional Cash Distributors LLC

J.M. Lummis Securities, Inc.

J.P. Morgan Chase Bank N.A.

J.P. Morgan Institutional Investments Inc.

J.P. Morgan Securities, LLC

Janney Montgomery Scott LLC

Lincoln Retirement Services Company LLC / AMG Service Corp.

LPL Financial LLC

Massachusetts Mutual Life Insurance Company

Mid Atlantic Capital Corporation

Mischler Financial Group Inc.

Moreton Capital Markets LLC

MSCS Financial Services, LLC

Northern Trust Company

PNC Capital Markets LLC

Principal Life Insurance Company

RBC Capital Markets LLC

RBC Dain Rauscher, Inc.

Reliance Trust Company

Robert W. Baird & Co., Inc.

State Street Global Markets LLC

SVB Asset Management

TIAA-CREF Individual & Institutional Services, LLC

Treasury Brokerage, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bank, N.A.

VALIC Retirement Services Company

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since April 30, 2026, are not reflected.

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and FAF, dated as of November 15, 2021. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Fund. These services include various oversight and legal services, accounting services and shareholder services. The Fund pays the Administrator fees which are calculated daily and paid monthly. Such fees are equal to the Fund’s pro rata share of an amount equal, on an annual basis, to [ %] of the aggregate average daily net assets of the Funds up to [$ ], [ %] on the next [$ ] of aggregate average daily net assets, [ %] on the next [$ } of aggregate average daily net assets, and [ %] of the aggregate average daily net assets in excess of [$ ]. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), 777 East Wisconsin Avenue, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated November 15, 2021, as amended, whereby Fund Services provides various sub- administration services. Fund Services is a wholly-owned subsidiary of U.S. Bancorp.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay fees to the Administrator for the past three fiscal years.

Transfer Agent

Fund Services, 777 East Wisconsin Avenue, Milwaukee, WI 53202, serves as the Fund’s transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between Fund Services and the Fund dated November 15, 2021, as amended. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to the Fund based on the number of accounts within the Fund. The Fund reimburses Fund Services for out-of-pocket expenses incurred in providing transfer agent services.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay fees to the Transfer Agent for the past three fiscal years.

Distributor

Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, ME 04101, serves as the distributor for the Fund’s shares pursuant to a distribution agreement dated November 15, 2021, as amended, applicable to the various share classes (the “Distribution Agreement”). The Distributor, a wholly owned subsidiary of Foreside Financial Group LLC (dba ACA Group) is the principal underwriter and distributor of the Shares and serves in that capacity on a best-efforts basis, subject to various conditions.

Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Deposit Insurance Fund, which is administered by the FDIC.

Under the Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the Fund to the extent such services and functions are not provided to the Fund pursuant to another agreement. The shares of the Fund are continuously offered and distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

Under the Distribution Agreement, the Distributor receives no compensation from the Funds for distribution or shareholder servicing of Class Z shares.

The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board and by the vote of the majority of those Board members who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plan or in any agreement related to such plans.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay fees to the Distributor for the past three fiscal years.

Custodian and Independent Registered Public Accounting Firm

Custodian

U.S. Bank (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, acts as custodian of the Fund’s assets and portfolio securities pursuant to a Custodian Agreement dated November 15, 2021, as amended. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Fund and to delivering or disposing of them pursuant to the Fund’s order.

The Fund pays the Custodian its pro rata share of an amount equal, on an annual basis, to [ %] of the aggregate average daily market value of all securities and cash held in the Fund up to [$ ], [% ] of the aggregate average daily market value of all securities and cash held in the Fund for the next [ $ ], and [% ] of the aggregate average daily market value of all securities and cash held in the Fund in excess of [$ ]. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board including a majority of the Trustees who are not “interested persons” of FAF, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

___________________, serves as the Fund’s independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

Proxy Voting

Because the Fund invests primarily in short-term debt obligations, the probability of the Fund or USBAM receiving a proxy request on behalf of the Fund is remote. Nonetheless, the Fund has adopted Proxy Voting Policies and Procedures that delegate the responsibility of voting proxies to USBAM. The Proxy Voting Policies and Procedures of the Fund are attached as Appendix A.

Information regarding how FAF voted proxies relating to the Fund’s portfolio securities for the period ended June 30, 2026 will be available on the Fund’s website, without charge and upon request by calling 800 677-3863, and on the SEC’s website at www.sec.gov.

Portfolio Transactions

The Fund’s portfolios are almost exclusively composed of fixed income securities and most of the portfolio transactions are made directly with the issuer of the securities or with broker-dealers acting for their own account or as agents. The Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or mark-up or mark-down, which is not disclosed separately.

The Adviser determines the broker-dealers with or through which the Fund’s securities transactions are executed. The primary consideration in placing a portfolio transaction with a particular broker-dealer is efficiency in executing orders and obtaining the most favorable net prices for the Fund under the circumstances of each particular transaction. More specifically, the Adviser considers the full range and quality of the services offered by a broker-dealer. The determination may include the competitiveness of price; access to desirable securities; willingness and ability to execute difficult or large transactions; value, nature, and quality of any brokerage and research products and services provided; financial responsibility (including willingness to commit capital) of the broker-dealer; ability to minimize market impact; maintenance of the confidentiality of orders; responsiveness of the broker-dealer to the Adviser; and ability to settle trades. For transactions where competitiveness of price is the determining factor, all other factors being equal, the Adviser will seek to obtain more than one offer or bid on purchases and sales of securities to the extent they are available. The Adviser may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the Adviser’s desire to accept a particular price for a security because the price offered by the dealer meets the Adviser’s guidelines for profit, yield, or both. While it is the Adviser’s policy to seek the most advantageous price on each transaction, there is no assurance it will be successful in doing so on every transaction.

When consistent with the best execution objectives described above, business may be placed with broker-dealers who furnish brokerage and research products and services to the Adviser. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy. The research products and services may allow the Adviser to supplement its own investment research activities and enable it to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Adviser would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. As a general matter, the brokerage and research products and services that the Adviser receives from broker-dealers are used to service all of the Adviser’s accounts. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the transactions that may have resulted in the receipt of the product or service.

The Adviser has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of the Fund’s portfolio transactions in exchange for brokerage and research products and services provided to the Adviser. The Adviser may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Adviser with brokerage and research products and services, which the Adviser anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Adviser would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Funds.

Generally, the Adviser does not aggregate or “bunch” fixed income securities orders. The Adviser may, at its discretion, aggregate or bunch orders in the same fixed income securities for all accounts, provided that no account is favored over any other participating account, in an effort to obtain best execution at the best price available. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each account is concerned. In other cases, however, the ability of the accounts to participate in volume transactions will produce better executions for each account. It is the Adviser’s policy to allocate investment opportunities among all accounts in a fair and equitable manner that does not systematically favor one account over any other, by providing buy and sell opportunities to all accounts.

The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliated broker-dealer normally gives to others.

The Fund had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past three fiscal years.

Description of the Trust’s Shares

The Trust may issue an unlimited number of full Shares of beneficial interest of the Funds, with a par value of $0.00000001, and divide or combine the Shares of any series into a greater or lesser number of Shares of the Fund without thereby changing the proportionate beneficial interests in the Fund. Each Share represents an equal proportionate interest in the assets and liabilities of the Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Restrictions on Holding or Disposing of Shares

Shares are redeemable only as described in the Prospectus. The Fund may be terminated by reorganization into another open-end fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of the Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of the Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid pro rata to all shareholders of the Fund according to the number of shares of the Fund held by shareholders on the record date.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Each whole share (or fractional share) outstanding on the record date shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $1.00 would be entitled to 1 vote).

Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of the Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved.

Additionally, approval of an investment advisory agreement is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders. Special meetings may be called for certain purposes.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders of a Fund are entitled to a proportionate share of the assets of the Fund that are available for distribution and to a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conduct of the Trust’s Business

Forum Selection.

The Trust’s Bylaws provide that the sole and exclusive forums for any shareholder (including a beneficial owner of shares) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust or any of its Trustees, officers or employees arising pursuant to any provision of the statutory or common law of the state in which the Trust is organized or any federal securities law, in each case as amended from time to time, or the Trust’s Trust Instrument or Bylaws, or (iv) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the state in which the Trust is organized.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that the shareholder finds favorable for disputes with a Trust and/or any of its Trustees, officers, employees or service providers. If a court were to find the forum selection provision contained in the Bylaws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders.

The Trust’s Bylaws contain provisions regarding derivative and direct claims of shareholders. As used in the Bylaws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under the Bylaws; rights to receive a dividend payment as may be declared from time to time; rights to inspect books and records; or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, is considered a “derivative” claim as used in the Trust’s Declaration of Trust and Bylaws. A “derivative” claim does not include any derivative or other claim arising under the U.S. federal securities laws.

A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim, and such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result.

The Trustees shall consider any demand or request within 90 days of its receipt by the Trust or inform claimants within such time that further review and consideration is required, in which case the Trustees shall have an additional 120 days to respond. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

Any person purchasing or otherwise holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other employees of the Trust and/or its service providers.

Shares of Beneficial Interest

Each share of beneficial interest of the Fund is fully paid, non-assessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of the Fund has one vote. On some issues, such as the election of Trustees, all shares of the Fund vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of Trustees are able to elect all of the Trustees if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Massachusetts law and the 1940 Act.

The Fund had not commenced operations as of the date of this SAI and therefore the Trustees and officers of FAF as a group and no other person owned of record or beneficially any class of outstanding shares of the Fund. If any person in the future were to own of record or beneficially either directly or through controlled companies more than 25% of the voting securities of the Fund or acknowledges or asserts the existence of control they may be considered a “control person.” Control persons may be able to determine or significantly influence the outcome of matters submitted to a shareholder vote.

Net Asset Value and Public Offering Price

The public offering price of the shares of the Fund generally equals the Fund’s net asset value. The net asset value per share of the Fund is calculated on each day the Fund is open for business at the time or times indicated in the Fund’s Prospectus. The net asset value may be calculated early on any business day when the bond markets close early (typically on the business day preceding a Federal holiday). The Fund is generally open for business each day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The Fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. As of the date of this SAI, there were no shares of the Fund outstanding.

Valuation of Portfolio Securities

The Fund’s portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Fund’s portfolio instruments based upon their amortized cost and the concomitant maintenance of the Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7, under which the Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions – Additional Restrictions.” It is the normal practice of the Fund to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board must establish procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Fund to maintain a per share net asset value of $1.00. Such procedures will include review of the Fund’s portfolio holdings at such intervals as the Board may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.

Taxes

The Fund intends to qualify and to elect to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

The Fund expects to distribute net realized capital gains (if any) once each year, although it may distribute them more frequently if, for the Fund it is necessary in order to maintain the Fund’s net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

If the Fund were not able to maintain a stable NAV, or were to impose a liquidity fee, redeeming shares of that fund would likely cause you to recognize a capital loss or gain. When you sell your shares of the Fund, if it were unable to maintain a stable NAV or impose a liquidity fee, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Fund shares.

The IRS has issued final regulations that permit a simplified method of accounting for gains and losses realized upon the disposition of shares of a regulated investment company that is a money market fund, including as a result of the imposition of a liquidity fee. Very generally, rather than realizing gain or loss upon each redemption of a share, a shareholder of a money market fund using such method of accounting will recognize gain or loss with respect to the Fund’s shares for a given computation period (the shareholder’s taxable year or shorter period selected by the shareholder) equal to the value of all the Fund shares held by the shareholder on the last day of the computation period, less the value of all Fund shares held by the shareholder on the last day of the preceding computation period, less the shareholder’s net investment in the Fund (generally, purchases minus redemptions) made during the computation period. Additionally, the IRS has issued guidance providing that any loss realized on a sale of shares of a regulated investment company that is a money market fund will not be disallowed under the “wash sale” rules to the extent each Fund qualifies as a “money market fund” under the 1940 Act.

Under the Code, the Fund is required to withhold a percentage of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that (i) the social security number or taxpayer identification number supplied by them is correct and (ii) they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

Shareholders of the Fund are urged to consult their own tax advisors regarding their investment in the Fund.

Additional Information about Purchasing and Redeeming Shares

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the funds may be transferred to that state.

Additional Charges

Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

Receipt of Orders by Financial Intermediaries

The Fund has authorized one or more Intermediaries to receive purchase and redemption orders on the Fund’s behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order.

Redeeming Shares by Telephone

A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check, by wire transfer or, if available, by ACH transaction.

Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning 800 677-3863. At the shareholder’s request, redemption proceeds will be paid by check and mailed to the shareholder’s address of record, or ACH (if available) or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. ACH and wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

Redeeming Shares by Mail

Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

●	a trust company or commercial bank, the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC;

●	a member firm of the New York, NYSE MKT, Boston, Midwest, or Pacific Stock Exchanges or the Financial Industry Regulatory Authority;

●	a savings bank or savings and loan association the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC; or

●	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption before Purchase Instruments Clear

When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

Research Requests

The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Financial Statements

The Fund had not commenced operations as of the date of this SAI and therefore does not have financial statements.

Appendix A - Proxy Voting Policy

Proxy Voting

Effective Date: 11/13/2025

Regulatory Highlights

The Advisers Act (as interpreted through case law) establishes a federal fiduciary duty for investment advisers. The SEC has interpreted the fiduciary duty an investment adviser owes to its Client under the Advisers Act as comprised of a duty of care and a duty of loyalty. USBAM and its Employees have an obligation to, at all times, act in the best interests of Clients and to act with integrity and fairness in all aspects of the advisory relationship. Where conflicts do arise, they should be resolved in favor of Clients.

Under the Advisers Act, investment advisers who exercise voting authority with respect to Client securities are required to:

(a)	adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, and which must include how an advisor addresses material conflicts that may arise between an advisor’s interests and those of its Clients;

(b)	disclose to Clients how they may obtain information from the advisor with respect to the voting of proxies for their securities;

(c)	describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and

(d)	maintain certain records relating to the advisor’s proxy voting activities when the advisor does have proxy voting authority.

An investment manager is required to report a say-on-pay vote for a security only if the manager: (1) has the power to vote or direct the voting of a security; and (2) “exercises” this power to influence a voting decision for the security. “Say-on-pay” includes votes on the approval of executive compensation and on the frequency of such executive compensation approval votes, as well as votes to approve “golden parachute” compensation in connection with a merger or acquisition.

Additionally, there is a requirement for managers that do not have any proxy votes to report for the reporting period to file a notice report to this effect.

Timeline – All funds are required to report their proxy voting records, see Exhibit A, and managers will be required to report say-on-pay votes, annually on Form N-PX no later than August 31st of each year for the most recent 12-month period ending June 30th.

Regulatory Requirements

Advisers Act: Rule 206(4)-6 and Rule 204-2

Exchange Act: Rule 14A(d)-1

Applicability

Institutional Clients

Private Fund

RIC

Policy Objective Statements

The securities on which USBAM currently provides discretionary investment advice are fixed income securities, mutual funds, certain unregistered funds and certain Registered Investment Companies. Many of the funds are authorized to invest in money market funds. Certain Client accounts are authorized to invest in Exchange Traded Funds (“ETF”) or Mutual Funds. USBAM from time to time receives proxies to vote (or equivalent actions), where specifically authorized, on behalf of such discretionary Clients. Refer to the Advisor’s Form ADV Part 2 for additional information concerning disclosure of proxy voting activities. USBAM does not utilize the services of a third-party proxy service provider.

If a Client participates in the U.S. Bank Securities Lending Program, then USBAM will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date.

Portfolio Managers and/or Credit Analysts, who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting lending of the affected securities prior to the record date for the matter.

Non-ERISA Clients - With respect to Clients which are not subject to ERISA, USBAM serves either as a discretionary investment manager or as a non-discretionary investment consultant. For non-discretionary accounts, USBAM would not vote any proxies for any securities held by the Client. For discretionary accounts, where USBAM exercises discretionary investment services, USBAM will vote proxies based on authority granted by the investment management agreement or investment policy.

ERISA Clients - With respect to Clients which are subject to ERISA, USBAM serves either as a discretionary investment manager or as a non-discretionary pension or investment consultant. For non-discretionary accounts, USBAM would not vote any proxies for any securities held by the plan. For discretionary accounts, USBAM will not vote proxies, unless the ERISA plan sponsor has delegated voting authority to USBAM based on the investment management agreement.

Required Notifications

In the event that USBAM receives a proxy notice with respect to a security held by an USBAM Client, it should be forwarded to Operations for soliciting disposition.

If any individual responsible for voting a proxy becomes aware of a material conflict regarding the proxy vote for USBAM, they will bring the matter to the IPC Co-Chairs to convene a meeting of the IPC which will determine a course of action designed to address the conflict. Such actions could include, but are not limited to:

●	Obtaining instructions from the affected Client(s) on how to vote the proxy;

●	Disclosing the conflict to the affected Client(s) and seeking their consent to permit USBAM to vote the proxy;

●	Abstaining from voting;

●	Voting in proportion to the other shareholders to the extent this can be determined; or

●	Recusing an IPC member from all discussion or consideration of the matter if the material conflict is due to such person’s actual or potential conflict of interest.

Employees must notify the CCO of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise, the PFM Multi Manager Series Trust complex, or the First American Funds Trust complex with regards to how USBAM should vote proxies.

PROXY VOTING ACTIONS
Client Type	Discretionary	Non-Discretionary	Send Request to:
ERISA	Customarily will not vote, unless plan sponsor has delegated voting authority (based on authority granted by contract)	Will not vote as no control over assets	Operations, who will coordinate with the OCIO Trading Team or Portfolio Manager
Non-ERISA	Customarily will vote based on authority granted by contract	Will not vote as no control over assets	Operations, who will coordinate with the OCIO Trading Teram or Portfolio Manager

Conflicts of Interest

In the event a conflict of interest arises for shares held by a Client, it is escalated for review and resolution by the Chief Investment and Chief Compliance Officers’.

Compliance Control Procedures

USBAM has adopted the following Proxy Voting Control Procedures in light of the limited proxies which it may receive on behalf of its Clients.

Preventative Control Procedures:

●	Operations will verify if any proxy or consent request received is in connection with securities held by a Client which is a plan governed by ERISA and has discretionary authority and take the steps noted below to solicit a response to the proxy vote notice received. The Company does not vote for non-discretionary Clients.

○	Operations reviews all proxy notices, identifies the accounts the notice relates to, and then forwards them to the OCIO Trading team or applicable Portfolio Manager for disposition as authorized for the discretionary account. The Portfolio Manager will make the election and return the notice to Operations.

○	If the proxy is in connection with securities held by an ERISA plan Client, the OCIO Trading Team or Portfolio Manager will review and provide disposition and will only vote if the plan sponsor has delegated voting authority or UBSAM is otherwise contracted to do so through the investment management agreement.

○	On each proxy vote requested, Operations will require the respondents to confirm:

▪	That no material conflict of interest is present in connection with the vote, or disclose any material conflict of interest in connection with the vote and confirm that an explanation of the material conflict of interest is documented, and whether any advice received regarding a proxy was not unduly influenced by an individual or group that may have an economic interest in the outcome of the proxy vote. If a respondent identifies material conflict in connection with the proxy vote:

●	Operations contacts the CCO prior to submitting the vote to discuss next steps and consults with Legal.

▪	If proxies were received and voted against management recommendation, documentation for the reasons of voting against management recommendation is retained.

●	USBAM will vote proxies in the best interest of its Clients regardless of real or perceived conflicts of interest. To minimize risk, the IPC will discuss conflict avoidance at least annually to ensure that appropriate parties understand the actual and perceived conflicts of interest that proxy voting may face.

Detective Control Procedures

●	Operations maintains a log of all security proxy notices received which includes all pertinent details as well as the election made by the Portfolio Manager and/or OCIO Trading Team.

●	To ensure USBAM has met its fiduciary duty to Clients, quarterly the IPC will review and confirm proxies voted and if any additional actions are required with regards to:

○	Proxies were received and voted where a material conflict of interest occurred in connection with a security held in Client’s account(s).

○	Proxies were received and voted against management recommendation.

●	The CCO is responsible for ensuring that a summary of the USBAM’s proxy voting policies and procedures is disclosed in the Advisor’s Form ADV Part 2A along with information on how to obtain a copy of its Proxy Voting Policy.

●	Quarterly the CCO will review and report to the Board of Trustees on all Advisor proxy voting activity at each scheduled meeting.

●	Operations shall provide the required data for each proxy voted with respect to portfolio securities of each Fund to the Trust or its designated service provider in a timely manner and in a format acceptable (see Exhibit A) to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ending June 30th.

Controls specific to Funds where USBAM utilizes a sub-adviser

●	In August 2019, the SEC provided guidance to assist Investment Advisers in fulfilling their proxy voting responsibilities to the extent they rely on voting advice from proxy advisory firms, they must take reasonable steps to ensure the use of that advice is consistent with their fiduciary duties. As Investment Adviser to a trust utilizing sub-advisers;

○	Annually, Compliance conducts a review of USBAM’s and all sub-adviser proxy policies and any use of third-party providers and prepares a report which is presented to the Board of Trustees.

○	Quarterly the CCO will review and report to the Board of Trustees on all sub-adviser proxy voting activity at each scheduled meeting.

Policy Owner

●	Chief Compliance Officer

Responsible Parties

●	Operations

●	IPC

●	Compliance

●	Investments

Related Policies

●	None

Related Disclosures

●	Form ADV, Part 2A

For any defined terms used herein, please refer to glossary of Fund and Advisor standard terms document.

EXHIBIT A

Proxy Records

Disclose the information required or permitted by Item 1 in the order presented in paragraphs (a) through (o) listed below:

1.Voting Record

●	If the reporting person is a Fund (e.g. MMST), disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Fund was entitled to vote, including securities on loan for purposes of this form.

●	If the reporting person is an Institutional Manager, disclose the following information for each shareholder vote pursuant to Section 14A(a) and (b) of the Exchange Act over which the Institutional Manager exercised voting power as defined in Rule 14Ad-1(d) under the Exchange Act. Please note, an Institutional Manager needs only to report proxy how it voted proxies relating to executive compensation matters/say-on-pay votes, at least annually.

a.	The name of the issuer of the security

b.	CUSIP

c.	ISIN

d.	FIGI (optional)

e.	Shareholder Meeting Data

f.	An identification of the matter voted on

g.	All categories applicable to the matter voted on from the following list of categories:

i.	Director elections

ii.	Section 14A say-on-pay votes (examples: Section 14A executive compensation, Section 14A executive compensation vote frequency, Section 14A extraordinary transaction executive compensation

iii.	Audit-related (examples: auditor ratification, auditor rotation)

iv.	Investment company matters (examples: new or changed investment management agreement, assignment of investment management agreement, business development company approval of restricted securities or asset coverage ratio change; closed-end investment company issuance of shares below net asset value)

v.	Shareholder rights and defenses (examples: adoption or modification of a shareholder rights plan, control share acquisition provisions, fair price provisions, board classification, cumulative voting);

vi.	Extraordinary transactions (examples: merger, asset sale, liquidation, buyout, joint venture, going private, spinoff, delisting);

vii.	Capital structure (examples: security issuance, stock split, reverse stock split, dividend buyback, tracking stock, adjustment to par value, authorization of additional stock);

viii.	Compensation (examples: board compensation, executive compensation (other than Section 14A say-on-pay), board or executive anti-hedging, board or executive anti-pledging compensation clawback, 10b5-1 plans);

ix.	Corporate governance (examples: term limits, board committee issues, size of board, articles of incorporation or bylaws, codes of ethics approval to adjourn, acceptance of minutes, proxy access);

x.	Environment or climate (examples: greenhouse gas (GHG) emissions, transition planning or reporting, biodiversity or ecosystem risk, chemical footprint, renewable energy or energy efficiency, water issues, waste or pollution, deforestation or land use, say-on-climate, environmental justice;

xi.	Human rights or human capital/workforce (examples: workforce-related mandatory arbitration, supply chain exposure to human rights risks, outsourcing or outsourcing workplace sexual harassment);

xii.	Diversity, equity, and inclusion (examples: board diversity, pay gap);

xiii.	Other social issues (examples: lobbying, political or charitable activities, data privacy, responsible tax policies, consumer protection): or

xiv.	Oher (along with a brief description)

h.	For reports filed by Funds, disclosure whether the matter was proposed by the issuer or by a security holder;

i.	The number of shares that were voted with the number zero (“0”) entered if no shares were voted;

j.	The number of shares that the reporting person loaned and did not recall;

k.	How the shares in paragraph (i) were voted (e.g., for or against proposal, or abstain; for or withhold regarding election of directors) and if the votes were cast in multiple manners (e.g., for and against), the number of shares voted in each manner;

l.	Whether the votes disclosed in paragraph (k) represented votes for or against management’s recommendation;

m.	If applicable, identify each Institutional Manager on whose behalf this Form N-PX report is being files (other than the reporting peon filing the report) that exercised voting power over the security by entering the number assigned to the Institutional Manager on the Summary Page;

n.	If applicable, identify the Series that was eligible to vote the security b providing the Series identification number listed on the Summary Page and

o.	Any other information the reporting person would like to provide about the matter or how it voted.

FIRST AMERICAN FUNDS TRUST

Part C - Other Information.

Item 28.		Exhibits

The following Exhibits are filed as part of the Registrant’s Registration Statement:
(a)	(1)	Third Amended and Restated Declaration of Trust (the “Declaration of Trust”) dated May 11, 2026 - Filed herewith.

(b)		Amended and Restated Bylaws (the “Bylaws”) dated January 13, 2022 (Incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on January 18, 2022 (File Nos. 333-260527 and 811-23751)).

(c)		Not Applicable.

(d)	(1)	Investment Advisory Contract between the Registrant and U.S. Bancorp Asset Management, Inc. (the “Adviser”) dated November 15, 2021 (Incorporated by reference to Exhibit (d)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Amended Exhibit A to Investment Advisory Agreement – to be filed by amendment.

	(3)	Expense Limitation Agreement between the Registrant and Adviser dated September 10, 2025 (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant, filed on November 14, 2025 (File Nos. 333-260527 and 811-23751)).

	(4)	Expense Limitation Agreement between the Registrant and Adviser dated [ ], 2026 – to be filed by amendment.

(e)	(1)	Distribution Agreement between the Registrant, Quasar Distributors, LLC and the Adviser dated December 21, 2021 (Incorporated by reference to Exhibit (e)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Amendment No.1 to the Distribution Agreement between the Registrant and Adviser dated November 1, 2023 (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-260527 and 811-23751)).

	(3)	Amendment No. 2 to the Distribution Agreement between the Registrant and Adviser dated March 4, 2025 (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Registrant, filed on March 20, 2025 (File Nos. 333-260527 and 811-23751)).

	(4)	Amendment No. 3 to the Distribution Agreement between the Registrant and Adviser dated [ ], 2026 – to be filed by amendment.

	(5)	Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(f)		Not Applicable.

(g)	(1)	Custody Agreement between the Registrant and U.S. Bank National Association dated November 15, 2021 (Incorporated by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Custody Agreement Schedule Amendment between the Registrant and U.S. Bank National Association dated June 13, 2023 (Incorporated by reference to Exhibit (g)(2) to Pre-Effective Amendment No. 3 to the Registration Statement of Registrant, filed on June 15, 2023 (File Nos. 333-260527 and 811-23751)).

	(3)	Custody Agreement Amendment between the Registrant and U.S. Bank National Association dated November 1, 2023 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-260527 and 811-23751)).

	(4)	Custody Agreement Schedule Amendment between the Registrant and U.S. Bank National Association dated [ ], 2026 – to be filed by amendment.

(h)	(1)	Administration Agreement between the Registrant and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(1) to Pre- Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Sub-Administration Agreement between the Adviser and U.S. Bancorp Fund Services, LLC dated November 15, 2021 (Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(3)	Sub-Administration Agreement Addendum between the Adviser and U.S. Bancorp Fund Services, LLC dated November 27, 2023 (Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-26027 and 811-23751)).

	(4)	Transfer Agent and Shareholder Servicing Agreement between the Registrant, U.S. Bancorp Fund Services, LLC, and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(5)	Transfer Agent and Shareholder Servicing Agreement Amendment between the Registrant, U.S. Bancorp Fund Services, LLC and the Adviser dated June 13, 2023 (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on December 22, 2023 (File Nos. 333-26027 and 811-23751)).

	(6)	Transfer Agent and Shareholder Servicing Agreement Amendment between the Registrant, U.S. Bancorp Fund Services, LLC and the Adviser dated [ ], 2026 – to be filed by amendment.

	(7)	Shareholder Service Plan and Agreement between the Registrant and the Adviser dated November 15, 2021 (Incorporated by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(i)		Opinion and Consent of Ropes & Gray LLP – to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)		Not Applicable.

(l)	(1)	Initial Capital Agreement (Incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to the Registration Statement of Registrant, filed on January 18, 2022 (File Nos. 333-260527 and 811-23751).

	(2)	Initial Capital Agreement with respect to Treasury Reserve Fund – to be filed by amendment.

(m)	(1)	Distribution and Service Plan dated November 15, 2021, for Class A and Class D shares (Incorporated by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

	(2)	Form of Rule 12b-1 Fee Agreement (Incorporated by reference to Exhibit (m)(2) to Pre-Effective Amendment No. 1 to the Registration Statement of Registrant, filed on December 21, 2021 (File Nos. 333-260527 and 811-23751)).

(n)		Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 10, 2025 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant, filed on November 14, 2025 (File Nos. 333-260527 and 811-23751)).

(o)		Reserved.

(p)	(1)	First American Funds Trust Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 3 to the Registration Statement of Registrant, filed on December 20, 2024 (File Nos. 333-260527 and 811-23751)).

(q)		Other Exhibits: Power of Attorney dated September 9, 2025 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant, filed on November 14, 2025 (File Nos. 333-260527 and 811-23751)).

Item 29.	Persons Controlled by or Under Common Control with Registrant.

No such persons.

Item 30.	Indemnification.

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc., maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by U.S. Bancorp Asset Management, Inc.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser.

Information on the business of the Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Name and Address	Principal Occupation(s) During the Past Two Years
Eric J. Thole	Chief Executive Officer and President, U.S. Bancorp Asset Management,
U.S. Bancorp Asset Management, Inc.	Inc.; Director, U.S. Bancorp Asset Management, Inc.; prior to September 2024,
800 Nicollet Mall	President, FAF
Minneapolis, MN 55402
James D. Palmer	Chief Investment Officer, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Director, U.S. Bancorp Asset Management, Inc.; President, FAF,
800 Nicollet Mall	since September 2024 and, prior thereto, Vice President, FAF
Minneapolis, MN 55402
Richard J. Ertel	Director, Chief Counsel and Secretary, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Secretary, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Jill M. Stevenson	Head of Operations, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Treasurer, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Scott F. Cloutier	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.;
U.S. Bancorp Asset Management, Inc.	Assistant Secretary, FAF
800 Nicollet Mall
Minneapolis, MN 55402
Leo J. Karwejna	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since
U.S. Bancorp Asset Management, Inc.	March 2024, and PFM Asset Management LLC through October 2024
800 Nicollet Mall
Minneapolis, MN 55402

Item 32.	Principal Underwriters.

(a)

Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
AAM Crescent CLO ETF, Series of ETF Series Solutions
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
AAM Transformers ETF, Series of ETF Series Solutions
Abacus FCF ETF Trust
Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
Acquirers Deep Value ETF, Series of ETF Series Solutions
Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
Advisor Managed Portfolios
Allied Asset Advisors Funds
Angel Oak Funds Trust
Angel Oak Strategic Credit Fund
Antares Private Credit Fund
Aptus April Buffer, Series of ETF Series Solutions
Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
Aptus Deferred Income ETF, Series of ETF Series Solutions
Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
Aptus Enhanced Yield ETF, Series of ETF Series Solutions
Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
Aptus January Buffer ETF, Series of ETF Series Solutions
Aptus July Buffer ETF, Series of ETF Series Solutions
Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
Aptus Large Cap Upside ETF, Series of ETF Series Solutions
Aptus October Buffer ETF, Series of ETF Series Solutions
Aquarius International Fund, Series of The RBB Fund, Inc.
ATAC Rotation Fund, Series of Managed Portfolio Series
Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Brookfield Infrastructure Income Fund Inc.
Brookfield Investment Funds
BTD Capital Fund, Series of ETF Series Solutions
Buffalo Funds
Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
Capital Advisors Growth Fund, Series of Advisors Series Trust
Carbon Strategy ETF, Series of ETF Series Solutions
Chase Growth Fund, Series of Advisors Series Trust
ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Core Alternative ETF, Series of Listed Funds Trust
Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
DoubleLine Funds Trust
Edgar Lomax Value Fund, Series of Advisors Series Trust
ETFB Green SRI REITs ETF, Series of ETF Series Solutions
F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.

F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
First American Funds Trust
FundX Investment Trust
Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
Harding, Loevner Funds, Inc.
Hennessy Funds Trust
Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
Hood River International Opportunity Fund, Series of Manager Directed Portfolios
Hood River New Opportunities Fund, Series of Manager Directed Portfolios
Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
Horizon Funds
Hotchkis & Wiley Funds
Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
Hoya Capital Housing ETF, Series of ETF Series Solutions
Huber Large Cap Value Fund, Series of Advisors Series Trust
Huber Mid Cap Value Fund, Series of Advisors Series Trust
Huber Select Large Cap Value Fund, Series of Advisors Series Trust
Huber Small Cap Value Fund, Series of Advisors Series Trust
Intrepid Capital Management Funds Trust
Jacob Funds Inc.
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
Jensen Quality MidCap Fund, Series of Trust for Professional Managers
Kensington Active Advantage Fund, Series of Managed Portfolio Series
Kensington Defender Fund, Series of Managed Portfolio Series
Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
Kensington Managed Income Fund, Series of Managed Portfolio Series
Kirr, Marbach Partners Funds, Inc.
Leuthold Core ETF, Series of Managed Portfolio Series
Leuthold Core Investment Fund, Series of Managed Portfolio Series
Leuthold Global Fund, Series of Managed Portfolio Series
Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
Leuthold Select Industries ETF, Series of Managed Portfolio Series
LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
LHA Market State Tactical Q ETF, Series of ETF Series Solutions
LHA Risk-Managed Income ETF, Series of ETF Series Solutions
LK Balanced Fund, Series of Managed Portfolio Series
LKCM Funds
LoCorr Investment Trust
Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
MainGate Trust
Mason Capital Fund Trust
Matrix Advisors Funds Trust
McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
Medalist Partners Short Duration Fund, Series of Advisors Series Trust
Monetta Trust
Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
Motley Food Value Factor ETF, Series of The RBB Fund, Inc.
MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
Muhlenkamp Fund, Series of Managed Portfolio Series
Nicholas Equity Income Fund, Inc.
Nicholas Fund, Inc.
Nicholas II, Inc.
Nicholas Limited Edition, Inc.
Nuance Concentrated Value Fund, Series of Managed Portfolio Series
Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
Oaktree Diversified Income Fund Inc.
Olstein All Cap Value Fund, Series of Managed Portfolio Series

Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
Optimized Equity Income ETF, Series of Listed Funds Trust
Opus Small Cap Value ETF, Series of ETF Series Solutions
O’Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
Permanent Portfolio Family of Funds
Perritt Funds, Inc.
PIA BBB Bond Fund, Series of Advisors Series Trust
PIA High Yield (MACS) Fund, Series of Advisors Series Trust
PIA High Yield Fund, Series of Advisors Series Trust
PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust
Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
Poplar Forest Partners Fund, Series of Advisors Series Trust
Port Street Quality Growth Fund, Series of Managed Portfolio Series
Procure ETF Trust II
Professionally Managed Portfolios
Prospector Capital Appreciation Fund, Series of Managed Portfolio Series
Prospector Opportunity Fund, Series of Managed Portfolio Series
Prospector Funds, Inc.
Provident Mutual Funds, Inc.
Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust
Pzena International Value Fund, Series of Advisors Series Trust
Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust
RBC Funds Trust
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
Reinhart International PMV Fund, Series of Managed Portfolio Series
Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
Reverb ETF, Series of Advisors Series Trust
RiverPark Strategic Income Fund, Series of Trust for Professional Managers
RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
Rockefeller Municipal Opportunities Fund
Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
Scharf ETF, Series of Advisors Series Trust
Scharf Global Opportunity ETF, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
SEG Partners Long/Short Equity Fund
Series Portfolios Trust
SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
SGI Global Equity Fund, Series of The RBB Fund, Inc.
SGI Peak Growth Fund, Series of The RBB Fund, Inc.
SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
SWP Growth & Income ETF, Series of Manager Directed Portfolios
Tax-Exempt Private Credit Fund, Inc.
The Acquirers Fund, Series of ETF Series Solutions
The Aegis Funds
The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
The Glenmede Fund, Inc.
The GoodHaven Funds Trust
The Jensen Quality Growth Fund Inc.
The RBB Fund Trust
Thompson IM Funds, Inc.
Tortoise Capital Series Trust
Tremblant Global ETF, Series of Managed Portfolio Series
U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
U.S. Global JETS ETF, Series of ETF Series Solutions
U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
US Vegan Climate ETF, Series of ETF Series Solutions
USQ Core Real Estate Fund
Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
Wall Street EWM Funds Trust
WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.

(b)	The officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each officer is Quasar Distributors, LLC, 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
Teresa M.K. Cowan	President and Manager	None
Chris Lanza	Vice President	None
Kate Macchia	Vice President	None
Kelly Whetstone	Secretary	None
Susan L. LaFond	Vice President and Chief Compliance Officer and Treasurer	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.
Item 34.	Management Services.

Not applicable.
Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, State of Minnesota, on the 22nd day of May, 2026.

FIRST AMERICAN FUNDS TRUST

By:	/s/ James D. Palmer
James D. Palmer
President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

Principal Executive Officer:
By: /s/ James D. Palmer	President	May 22, 2026
James D. Palmer

Principal Financial and Accounting Officer:
By: /s/ Jill M. Stevenson	Treasurer	May 22, 2026
Jill M. Stevenson

By: *	Trustee	May 22, 2026
David K. Baumgardner

By: *	Trustee	May 22, 2026
James D. McDonald

By: *	Trustee	May 22, 2026
Jennifer J. McPeek

By: *	Trustee	May 22, 2026
Harpreet Saluja

By: *	Trustee, Chair	May 22, 2026
P. Kelly Tompkins

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of First American Funds Trust pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact	May 22, 2026
Richard J. Ertel

INDEX TO EXHIBITS

(a)(2)	Third Amended and Restated Declaration of Trust dated May 11, 2026.